Deposits - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Cash, FDIC Insured Amount	$ 0.1
Aggregate amount of time deposits in denominations of $100,000	72,200.0	$ 46,500.0
Time deposits mature in 2016	73,100.0
Time deposits mature in 2017	2.0
Time deposits mature in 2018	2.0
Time deposits mature in 2019	0.0
Time deposits mature in 2020	0.0
Time deposits mature in 2021 and thereafter	$ 1.0